SHORT-TERM BANK CREDIT AND LOANS	12 Months Ended
Dec. 31, 2013
SHORT-TERM BANK CREDIT AND LOANS [Abstract]
SHORT-TERM BANK CREDIT AND LOANS
NOTE 8:	SHORT-TERM BANK CREDIT AND LOANS

a.	Short-term bank credit and loans are classified as follows:

		Weighted average interest
	Currency	December 31,		December 31,
		2013	2012	2013	2012
		%

Short-term bank credit	CAD	3.25	3.25	$5,454	$5,248

Add: current maturities of long-term loans		-	3.19	-	5,500

Total short-term bank credit and loans				$5,454	$10,748

b.
As of December 31, 2013 and 2012, the Company and its subsidiaries had short-term and revolving credit lines of approximately $10,655 and $26,000, respectively, from Israeli and Canadian banks. As of December 31, 2013, the revolving credit line was partially utilized. The Company's current credit lines, if not extended, will expire in December, 2014 in Israeli banks and in July, 2014 in Canadian banks.